Financial instruments (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost one	$ 72,882	$ 104,562
Financial assets at fair value through profit or loss Total	110,764	104,693
Non-current financial assets	8,756	30,608
Total	192,402	239,863
Financial liabilities at amortized cost	465,831	682,793
Financial liabilities at fair value through profit or loss	59,988
Total	525,819	682,792
Trade payables [member]
IfrsStatementLineItems [Line Items]
Total	242,547	562,802
Financial liabilities at amortized cost	242,547	562,802
Other payables [member]
IfrsStatementLineItems [Line Items]
Total	188,264	74,150
Financial liabilities at amortized cost	128,276	74,150
Financial liabilities at fair value through profit or loss	59,988
Borrowing [member]
IfrsStatementLineItems [Line Items]
Total	95,008	45,841
Financial liabilities at amortized cost	95,008	45,841
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	66,597	87,167
Financial assets at fair value through profit or loss
Non-financial assets
Total	66,597	87,167
Other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	4,887	14,694
Financial assets at fair value through profit or loss	20,406	12,939
Non-financial assets	8,756	30,608
Total	34,049	58,241
Cash and cash equivalent [member] | Cash and banks [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	1,398	2,701
Financial assets at fair value through profit or loss
Non-financial assets
Total	1,398	2,701
Cash and cash equivalent [member] | Mutual funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	7,730	2,375
Non-financial assets
Total	7,730	2,375
Financial assets at fair value through profit or loss [member] | Mutual funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	82,040	46,666
Non-financial assets
Total	82,040	46,666
Financial assets at fair value through profit or loss [member] | Negotiable Instruments [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	588	42,713
Non-financial assets
Total	$ 588	$ 42,713